Basis of preparation (Tables)	12 Months Ended
Dec. 31, 2021
Basis of Preparation
Schedule of reconciliation of the Statement of Comprehensive Income

in EUR k	2020 (restated)	2020 (as previously reported)	Change
Cost of Sales	83,437	86,378	(2,941)
Gross profit	44,944	42,003	2,941
General administrative expenses	40,160	37,665	2,495
Selling expenses	8,026	7,580	446